Nature of Business and Significant Accounting Policies (Details Narrative) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Product Information [Line Items]
FDIC insured amount	$ 250,000		$ 250,000		$ 250,000
Cash uninsured amount	966,286		966,286		410,963	$ 1,032,827
Cash equivalents	1,704,427		1,704,427		1,169,450	1,749,977
Allowance for accounts receivable	$ 5,520		$ 5,520		$ 5,520	5,520
Property and equipment useful life	5 years		5 years		5 years
Revenues	$ 2,394,423	$ 1,946,199	$ 4,667,943	$ 3,803,973	$ 7,225,973	$ 7,982,082
Percentage of revenue			18.00%
Antidilutive securities			5,808,649		8,732,479	8,416,566
Class A Common Stock Option [Member]
Product Information [Line Items]
Antidilutive securities	265,963		265,963
Restricted Stock Awards [Member]
Product Information [Line Items]
Antidilutive securities	110,537		110,537
FSSA – NeuroDiagnostic Institute [Member] | Healthcare Workforce [Member]
Product Information [Line Items]
Revenues			$ 248,413	607,985	$ 2,562,717	$ 4,567,637
FSSA – Division of Mental Health and Addiction [Member] | Population Health [Member]
Product Information [Line Items]
Revenues			$ 591,371	$ 915,882	$ 1,507,254	$ 312,000
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Family and Social Services Administration (FSSA) [Member]
Product Information [Line Items]
Risk percentage				35.00%	35.00%	61.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Population Health Revenue [Member]
Product Information [Line Items]
Risk percentage				24.00%	37.00%
Customer Concentration Risk [Member] | Revenue Benchmark [Member] | Humana Inc [Member]
Product Information [Line Items]
Risk percentage			37.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Family and Social Services Administration (FSSA) [Member]
Product Information [Line Items]
Risk percentage						56.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Population Health Revenue [Member]
Product Information [Line Items]
Risk percentage					74.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Managed Health Services [Member]
Product Information [Line Items]
Risk percentage					11.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | Humana Inc [Member]
Product Information [Line Items]
Risk percentage			40.00%		47.00%
Customer Concentration Risk [Member] | Accounts Receivable [Member] | One Other Customers [Member]
Product Information [Line Items]
Risk percentage			24.00%
One Other Customers [Member] | Accounts Receivable [Member] | Family and Social Services Administration (FSSA) [Member]
Product Information [Line Items]
Risk percentage						11.00%